Cover Page DEI Document	Feb. 26, 2025
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 26, 2025
Entity Registrant Name	Crown Castle Inc
Entity Incorporation, State or Country Code	DE
Entity File Number	001-16441
Entity Tax Identification Number	76-0470458
Entity Address, Address Line One	8020 Katy Freeway
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77024-1908
City Area Code	713
Local Phone Number	570-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001051470
Amendment Flag	false
Current Fiscal Year End Date	--12-31
New York Stock Exchange
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	CCI
Security Exchange Name	NYSE